Commitments, Contingencies and Guarantees	3 Months Ended
Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments Contingencies and Guarantees

14. Commitments, Contingencies and Guarantees

Litigation provision

Through the normal course of the Company’s business, the Company is subject to a number of litigation proceedings both brought against and brought by the Company. The Company maintains liabilities for losses from legal actions that are recorded when they are determined to be both probable in their occurrence and can be reasonably estimated. On this basis, we have recognized a provision of $2,148 as of March 31, 2025 and $1,370 as of December 31, 2024 related to certain litigation proceedings. This amount is presented within “Accounts payable and other liabilities” in the Company’s unaudited condensed consolidated statements of financial position.

On December 10, 2021, a class action complaint, Lisa Wiley v Paysafe Limited was filed, naming among others the Company, our former Chief Executive Officer, and our former Chief Financial Officer, as defendants. The complaint asserts claims, purportedly brought on behalf of a class of shareholders, under Sections 10(b) of the Exchange Act, and Rule 10b-5 promulgated thereunder, and alleges that the Company and individual defendants made false and misleading statements to the market. In addition, the complaint asserts claims against the individual defendants, under Sections 20(a) of the Exchange Act, alleging that the individual defendants misled the public. On January 21, 2022, a related complaint was brought in the Southern District of New York, which named additional defendants. In May 2022, the securities cases were consolidated and was captioned In re: Paysafe f/k/a Foley Trasimene Acquisition Corp. II, Securities Litigation.

On May 15, 2024, a Consolidated Amended Complaint was filed, which complaints sought unspecified damages and an award of costs and expenses, including reasonable attorneys’ fees, on behalf of a purported class of purchasers of our ordinary shares between December 7, 2020, and November 10, 2021. The Company has vigorously defended itself against the foregoing complaint, including filing a motion to dismiss the Consolidated Amended Complaint on July 15, 2024. On March 31, 2025, the Southern District of New York dismissed the complaint giving Plaintiffs leave to file an amended complaint by April 21, 2025 or an appeal of the Southern District's decision by April 30, 2025. Plaintiffs did not file an amended complaint or appeal in advance of this deadline. At this time, the complaint is dismissed.

A related class action complaint, Farzad v. Trasimene Capital FT et. al. was filed in the Chancery Court of Delaware on February 16, 2023. This compliant was brought on behalf of former holders of FTAC common stock and asserts breaches of fiduciary duties of certain FTAC Board of Directors and / or Officers in connection with the SPAC Merger. Plaintiffs alleged that those shareholders’ Redemption Rights were impaired due to Defendants' alleged misstatements and omissions about Paysafe's business metrics and financial prospects in connection with the Merger which allegedly caused damage to the shareholders. Paysafe (or any Paysafe entity) is not a named defendant, but defendants have sought indemnity from Paysafe and Paysafe has accepted that indemnity based upon obligations per the SPAC Agreement. The Company cannot reasonably estimate any loss or range of loss that may arise related to these proceedings, which could be material.

The Company vigorously defends its position on all open cases. While the Company considers a material outflow for any one individual case, unlikely, it is noted that there is uncertainty over the final timing and amount of any potential settlements. Management believes the disposition of all claims currently pending, including potential losses from claims that may exceed the liabilities recorded, and claims for loss contingencies that are considered reasonably possible to occur, will not have a material effect, either individually or in the aggregate, on the Company's consolidated financial condition, results of operations or liquidity.

Financial guarantee contracts

Through services offered in our Merchant Solutions segment, the Company is exposed to potential losses from merchant-related liabilities, including chargebacks. A chargeback occurs when a dispute between a cardholder and a merchant, including a claim for non-delivery of the product or service by the merchant, is not resolved in favor of the merchant and the transaction is charged back to the merchant resulting in a refund of the purchase price to the cardholder. If the Company is unable to collect this chargeback amount from the merchant due to closure, bankruptcy or other reasons, the Company bears the loss for the refund paid to the cardholder. The risk of chargebacks is typically greater for those merchants that promise future delivery of goods and services rather than delivering goods or rendering services at the time of payment. The Company has recorded an accrual for current expected credit losses on financial guarantees as of March 31, 2025 and December 31, 2024 (See Note 6).

As of March 31, 2025 and December 31, 2024, $5,690 of cash held in reserve at a partner bank for certain merchant chargebacks, fees and other liabilities is presented within "Prepaid expenses and other current assets" in the unaudited condensed consolidated statements of financial position. This reserve is restricted in use until it is replaced with a letter of credit or the related merchant agreement is terminated. During the three months ended March 31, 2024, $6,510 was returned to the Company upon obtaining a letter of credit. These cash flows are presented as an investing activity within the unaudited condensed consolidated statements of cash flows.